UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08953
Highland Floating Rate Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 72.1%

AEROSPACE - 2.2%
	AWAS Capital, Inc.
1,750,818	First Lien Term Loan, 2.06%, 03/25/13	1,733,309
1,012,519	Second Priority Term Loan, 6.31%, 03/25/13	984,675
	Delta Air Lines, Inc.
1,385,408	Credit-Linked Deposit Loan, 1.97%, 04/30/12	1,345,585
	Hawker Beechcraft Acquisition Co. LLC
498,741	Series A New Term Loan, 10.50%, 03/26/14	496,870
	US Airways Group, Inc.
5,619,701	Term Loan, 2.76%, 03/21/14	4,857,923

		9,418,362

BROADCASTING - 5.4%
	All3Media Intermediate Ltd.
2,883,246	Facility B1, 2.67%, 08/31/14	2,681,419
	ComCorp Broadcasting, Inc.
271,635	Revolving Loan, 9.00%, 10/03/12 (b) (c)	238,686
2,717,483	Term Loan, 9.00%, 04/03/13 (b) (c)	2,387,852
	Cumulus Media, Inc.
4,845,034	Replacement Term Loan, 4.01%, 06/11/14	4,390,061
	Entercom Radio LLC
3,110,000	Term A Loan, 2.29%, 06/29/12	3,005,037
	Univision Communications, Inc.
6,355,688	Initial Term Loan, 2.51%, 09/29/14	5,599,742
	Young Broadcasting, Inc.
4,326,520	Term Loan, PIK, 8.00%, 06/30/15 (b) (c)	4,326,520

		22,629,317

CABLE/WIRELESS VIDEO - 10.2%
	Broadstripe, LLC
4,591,838	DIP Revolver, 5.05%, 06/30/11 (c) (d)	4,587,246
44,306,267	First Lien Term Loan, 06/30/11 (c) (e)	32,737,901
1,428,203	Revolver, PIK, 06/30/11 (c) (e)	1,055,299
	Northland Cable Television, Inc.
4,712,585	First Lien Term Loan B, 4.26%, 12/22/12	4,582,989

		42,963,435

CHEMICALS - 2.7%
	TPC Group LLC
1,573,137	Incremental Term Loan B, 2.97%, 06/27/13	1,564,941
5,347,657	Term B Loan, 2.97%, 06/27/13	5,319,796
	W.R. Grace & Co.
1,247,740	5 Year Revolver, 5.25%, 05/16/12	2,193,938
1,247,740	Revolving Credit Loan, 5.25%, 05/03/12	2,193,938

		11,272,613

CONSUMER NON-DURABLES - 1.5%
	BioTech Research
	Labs/Philosophy Merger Sub, Inc.
2,755,020	First Lien Term Loan, 2.01%, 03/16/14	2,624,156
	KIK Custom Products, Inc.
351,040	First Lien Canadian Term Loan, 2.54%, 06/02/14 (f)	296,629
2,047,735	First Lien U.S. Term Loan, 2.54%, 06/02/14 (f)	1,730,336
2,000,000	Second Lien Term Loan, 5.29%, 12/01/14	1,343,000
	NBTY, Inc.
500,000	Term Loan B, 6.25%, 12/29/17 (f)	505,438

		6,499,559

DIVERSIFIED MEDIA - 3.3%
	Cengage Learning Acquisitions, Inc.
3,763,046	Term Loan, 2.54%, 07/03/14	3,385,142
	Cydcor, Inc.
1,831,926	First Lien Tranche B Term Loan, 9.00%, 02/05/13	1,685,372
	Endurance Business Media, Inc.
2,000,000	Second Lien Term Loan, 01/26/14 (e)	110,000
2,725,784	Term Loan, 07/26/13 (e)	558,786
	Knology, Inc.
2,500,000	Term Loan B, 09/30/16 (f)	2,506,775
	Metro-Goldwyn-Mayer, Inc.
8,263,879	Tranche B Term Loan, 04/09/12 (e)	3,665,940
3,984,694	Tranche B-1 Term Loan, 04/09/12 (e)	1,767,650

		13,679,665

ENERGY - 1.8%
	Big West Oil, LLC
993,056	Term Loan, 12.00%, 07/23/15	1,012,917
	Calumet Lubricants Co., LP
250,914	Credit-Linked Letter of Credit, 4.38%, 01/03/15	234,918
1,848,471	Term Loan, 4.38%, 01/03/15 (f)	1,730,630
	Venoco, Inc.
4,735,598	Second Lien Term Loan, 4.31%, 05/07/14	4,444,572

		7,423,037

FINANCIAL - 2.6%
	AGFS Funding Co.
4,000,000	Term Loan, 7.25%, 04/21/15	4,028,060
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

FINANCIAL (continued)

	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.80%, 05/01/13	250,000
	Nuveen Investments, Inc.
5,000,000	First Lien Term Loan, 3.37%, 11/13/14	4,508,125
1,500,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	1,631,250
	Online Resources Corp.
479,412	Term Loan, 2.51%, 02/21/12	465,029

		10,882,464

FOOD AND DRUG - 1.0%
	Rite Aid Corp.
976,284	Tranche 2 Term Loan, 2.01%, 06/04/14	870,572
1,955,067	Tranche 3 Term Loan, 6.00%, 06/04/14	1,914,138
	Valeant Pharmaceuticals International
1,500,000	Tranche B Term Loan, 5.50%, 09/27/16 (f)	1,515,285

		4,299,995

FOOD/TOBACCO - 2.1%
	DS Waters of America, Inc.
2,720,833	Term Loan, 2.51%, 10/29/12	2,627,305
	DSW Holdings, Inc.
5,500,000	Term Loan, 4.26%, 03/02/12	5,197,500
	WM. Bolthouse Farms, Inc.
1,000,000	Second Lien Term Loan, 9.50%, 08/11/16	1,004,535

		8,829,340

FOREST PRODUCTS/CONTAINERS - 0.4%
	Consolidated Container Co. LLC
2,000,000	Second Lien Term Loan, 5.75%, 09/28/14	1,801,260

GAMING/LEISURE - 2.7%
	Ginn LA Conduit Lender, Inc.
8,648,045	First Lien Tranche A Credit-Linked Deposit, 06/08/11 (e)	475,642
18,530,803	First Lien Tranche B Term Loan, 06/08/11 (e)	1,019,194
	Las Vegas Sands, LLC
307,261	Delayed Draw I Term Loan, 3.03%, 11/23/16	279,904
1,520,631	Tranche B Term Loan, 3.03%, 11/23/16	1,385,241
	LLV Holdco, LLC
474,500	Exit Revolving Loan, 4.94%, 12/31/12 (b) (d) (g)	469,755
	MGM Mirage, Inc.
192,426	Class A-2 Loan, 2.51%, 02/21/14 (d)	160,496
1,000,000	Class B Loan, 6.00%, 10/03/11	969,865
216,891	Class C Loan, 7.00%, 02/21/14	185,768
3,292,663	Class D Loan, 6.00%, 10/03/11 (f)	3,193,439
400,000	Class E Loan, 7.00%, 02/21/14	343,188
	Nevada Land Group, LLC
298,902	First Lien Initial Loan, PIK, 40.26%, 11/10/13	299,649
766,123	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	768,039
	Tamarack Resort, LLC
280,618	Term Loan, (e)	224,494
	VML US Finance, LLC
634,562	Term B Delayed Draw Project Loan, 4.78%, 05/25/12	627,940
1,098,592	Term B Funded Project Loan, 4.78%, 05/27/13	1,087,128
	WAICCS Las Vegas 3 LLC
5,000,000	Second Lien Term Loan, (e)	25,000

		11,514,742

HEALTHCARE - 7.9%
	CCS Medical, Inc.
12,335,386	First Lien Term Loan, 9.00%, 03/31/15 (b)	10,752,324
4,291,437	Second Lien Term Loan, PIK, 11.00%, 03/31/16 (b)	2,982,549
	Graceway Pharmaceuticals, LLC
4,734,865	Mezzanine Loan, 10.01%, 11/01/13	236,743
	HCA, Inc.
588,225	Tranche A-1 Term Loan, 1.54%, 11/16/12	568,931
3,198,548	Tranche B-1 Term Loan, 2.54%, 11/18/13	3,083,097
	LifeCare Holdings
15,795,032	Term Loan, 4.73%, 08/10/12	14,728,868
	Rehabcare Group, Inc.
903,611	Term Loan B, 6.00%, 11/24/15	904,171

		33,256,683

HOUSING - 1.9%
	Custom Building Products, Inc.
707,797	Term Loan, 5.75%, 03/19/15	704,258
	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan, (c) (e)	—
	Kyle Acquisition Group LLC
1,142,857	Facility B, (e)	112,383
857,143	Facility C, 07/20/11 (e)	84,287
	Las Vegas Land Holdings, LLC
463,285	Term Loan, 5.26%, 03/31/16	370,628
	LBREP/L-Suncal Master I, LLC
4,843,945	First Lien Term Loan, (e)	72,659
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

HOUSING (continued)

	November 2005 Land Investors, LLC
1,117,890	First Lien New Term Loan, 03/31/11 (e)	190,041
	Roofing Supply Group, LLC
1,456,165	Term Loan, PIK, 9.25%, 08/24/13	1,439,179
	Westgate Investments, LLC
19,125,176	Senior Secured Loan, PIK, (e)	4,780,872
9,669,572	Third Lien Term Loan, 06/30/15 (e)	39,015
1,694,876	Withers Preserve MB-I B-Note, (c) (e)	301,179

		8,094,501

INFORMATION TECHNOLOGY - 3.9%
	Bridge Information Systems, Inc.
421,463	Multidraw Term Loan, (c) (e) (h)	—
	CDW Corp.
6,934,361	Term Loan, 4.26%, 10/10/14	6,400,901
	Infor Enterprise Solutions Holdings, Inc.
885,951	First Lien Extended Delayed
	Draw Term Loan, 6.01%, 07/28/15	795,974
	First Lien Extended Initial U.S.
1,698,072	Term Loan, 6.01%, 07/28/15	1,525,616
	Kronos, Inc.
3,600,000	Second Lien Term Loan, 6.04%, 06/11/15	3,401,100
	RedPrairie Corp.
1,791,000	Term Loan, 6.00%, 03/24/16	1,783,164
	SSI Investments II LLC
1,496,250	Term Loan, 6.50%, 05/30/17	1,510,277
	Vertafore, Inc.
997,500	Term Loan, 6.75%, 07/29/16	1,001,709

		16,418,741

MANUFACTURING - 0.9%
	Brand Energy & Infrastructure Services, Inc.
1,500,000	Second Lien Term Loan, 6.43%, 02/07/15	1,308,750
	Dana Holdings Corp.
2,392,726	Term Advance, 4.69%, 01/30/15	2,371,419

		3,680,169

METALS/MINERALS - 0.5%
	Euramax International, Inc.
1,040,095	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	981,589
985,499	Domestic Term Loan, PIK, 14.00%, 06/29/13	930,064

		1,911,653

RETAIL - 3.0%
	Burlington Coat Factory Warehouse Corp.
3,229,522	Term Loan, 2.54%, 05/28/13	3,114,471
	Guitar Center, Inc.
3,365,378	Term Loan, 3.76%, 10/09/14	3,024,903
	Michaels Stores, Inc.
3,984,398	B-1 Term Loan, 2.63%, 10/31/13	3,856,818
	Spirit Finance Corp.
2,980,000	Term Loan, 3.47%, 08/01/13	2,594,463

		12,590,655

SERVICE - 6.1%
	Advantage Sales & Marketing, Inc.
500,000	Second Lien Term Loan, 8.50%, 05/05/17	500,000
	CCS, Inc.
1,984,694	Term Loan, 3.26%, 11/14/14	1,720,482
	First Data Corp.
6,779,714	Initial Tranche B-1 Term Loan, 3.01%, 09/24/14	5,981,573
	NES Rentals Holdings, Inc.
901,982	Second Lien Permanent Term Loan, 10.00%, 07/20/13	841,098
	Sabre, Inc.
3,359,929	Initial Term Loan, 2.34%, 09/30/14	3,117,040
	Safety-Kleen Systems, Inc.
639,901	Synthetic Letter of Credit Loan, 3.31%, 08/02/13	600,438
2,951,211	Term Loan B, 3.31%, 08/02/13	2,769,210
	Thermo Fluids (Northwest), Inc.
816,797	Tranche B Term Loan, 5.47%, 06/27/13	637,102
	Travelport, LLC
10,000,000	New Post-First Amendment & Restatement Synthetic Letter of Credit, 2.79%, 08/23/13	9,644,350

		25,811,293

TELECOMMUNICATIONS - 4.3%
	Avaya, Inc.
7,197,245	Term B-1 Loan, 3.06%, 10/24/14	6,399,287
	Digicel International Finance, Ltd.
2,300,194	U.S. Term Loan, 2.81%, 03/30/12	2,259,941
	Fairpoint Communications, Inc.
3,947,368	Term Loan B, 03/31/15 (e)	2,576,092
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.36%, 04/13/15	610,000
	Level 3 Financing, Inc.
3,700,000	Tranche A Term Loan, 2.70%, 03/13/14	3,381,856
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,083,440
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

TELECOMMUNICATIONS (continued)

	U.S. Telepacific Corp.
1,990,000	Term Loan Advance, 9.25%, 08/17/15	1,999,642

		18,310,258

TRANSPORTATION — AUTOMOTIVE - 3.4%
	Federal-Mogul Corp.
1,966,268	Tranche B Term Loan, 2.20%, 12/29/14	1,735,536
1,003,198	Tranche C Term Loan, 2.20%, 12/28/15	885,478
	Ford Motor Co.
4,600,029	Tranche B-1 Term Loan, 3.03%, 12/15/13	4,512,582
	Key Safety Systems, Inc.
6,257,950	First Lien Term Loan, 2.52%, 03/08/14	5,596,954
2,000,000	Second Lien Term Loan, 5.26%, 09/08/14	1,590,000

		14,320,550

TRANSPORTATION — LAND TRANSPORTATION - 0.4%
	SIRVA Worldwide, Inc.
741,851	Revolving Credit Loan (Exit Finance), PIK, 13.00%, 05/12/12 (d)	508,168
2,085,923	Second Lien Term Loan, 12.00%, 05/12/15	651,851
862,825	Term Loan (Exit Finance), PIK, 12.76%, 05/12/12	655,747

		1,815,766

UTILITY - 3.9%
	Coleto Creek Power, LP
25,431	First Lien Synthetic Letter of Credit, 3.04%, 06/28/13	23,206
322,007	First Lien Term Loan, 3.03%, 06/28/13	296,132
4,787,500	Second Lien Term Loan, 4.26%, 06/28/13	3,839,575
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (c)	1,529,692
617,211	Second Lien Term Loan, PIK, 12.00%, 06/09/14 (c) (g)	—
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit Loan, 2.29%, 02/22/13	257,909
	Texas Competitive Electric Holdings Co., LLC
497,436	Initial Tranche B-1 Term Loan, 3.76%, 10/10/14	387,557
12,830,616	Initial Tranche B-2 Term Loan, 3.92%, 10/10/14	9,996,461

		16,330,532

	Total US Senior Loans (Cost $415,242,824)	303,754,590

Foreign Denominated Senior Loans (a) - 13.6%

AUSTRALIA - 2.1%
AUD
	SMG H5 Pty., Ltd.
9,640,647	Facility A Term Loan, 7.41%, 12/24/12	8,774,492

AUSTRIA - 0.5%
EUR
	Sacher Funding Ltd.
6,021,017	Euro Term Loan, PIK, 05/14/14 (e)	2,246,918

GERMANY - 0.0%
EUR
	Schieder Mobel Holding, GmbH
364,978	Delayed Draw Term Loan, (c) (e)	96,864

SPAIN - 1.7%
EUR
	Grupo Gasmedi, S.L.
3,166,667	Second Lien Tranche E Term Loan, 5.64%, 02/11/16	3,415,291
1,409,008	Tranche B Term Loan, 3.39%, 08/11/14	1,788,936
1,409,008	Tranche C Term Loan, 3.89%, 08/11/15	1,788,936

		6,993,163

UNITED KINGDOM - 7.1%
GBP
	All3Media Intermediate Ltd.
714,753	Facility B1, 3.10%, 08/31/14	988,333
2,585,073	Facility C, 3.60%, 08/31/15	3,574,539
3,000,000	Facility D, 5.48%, 02/29/16	3,663,726
4,253,839	Mezzanine Loan, PIK, 9.73%, 08/31/16	4,524,648
	Henson No. 4 Ltd.
1,378,514	Facility B, 4.48%, 10/30/13	1,840,988
1,378,514	Facility C, 5.23%, 02/13/15	1,851,849
	Highland Acquisitions Ltd.
1,000,000	Facility B, 3.48%, 12/31/14	1,400,764
1,000,000	Facility C, 3.98%, 12/31/15	1,408,643
1,208,177	Mezzanine Facility, PIK, 10.73%, 12/29/16	1,699,178
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.08%, 10/31/12	4,481,170
3,125,000	Facility B, 3.58%, 10/31/13	4,481,170

		29,915,008

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

UNITED STATES - 2.2%
EUR
	Infor Enterprise Solutions Holdings, Inc.
1,860,619	First Lien Extended Initial Euro Term Loan, 6.33%, 07/28/15	2,287,703

GBP
	Aramark Corp.
1,203,125	U.K. Term Loan, 2.86%, 01/26/14	1,815,305
	Knowledgepoint360 Group, LLC
1,574,242	First Lien U.K. Term Loan, 3.98%, 04/13/14	1,984,547
	PlayPower, Inc.
2,367,993	Tranche B Sterling Term Loan, 8.20%, 06/30/12	3,376,984

		9,464,539

	Total Foreign Denominated Senior Loans (Cost $79,032,164)	57,490,984

Principal Amount ($)
Asset-Backed Securities (i) (j) - 3.9%
	ABCLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.38%, 04/15/21 (c)	1,134,590
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 1.24%, 01/20/21	3,072,000
1,000,000	Series 2007-1A, Class D, 2.88%, 06/15/22	465,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.77%, 01/18/21	467,080
1,000,000	Series 2007-2A, Class D, 2.23%, 04/15/21	525,000
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 1.83%, 04/15/21	535,000
1,000,000	Series 2007-15A, Class C, 2.54%, 03/11/21	511,980
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 1.73%, 05/16/19	1,095,000
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.93%, 07/15/21	1,307,500
	Goldman Sachs Asset Management CLO, PLC,
847,661	Series 2007-1A, Class E, 5.47%, 08/01/22	440,784
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 2.00%, 04/17/21	427,280
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.69%, 06/17/21	477,500
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 1.98%, 12/13/20	540,000
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 1.76%, 02/26/21	1,423,320
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 3.79%, 09/20/20	341,789
	Ocean Trails CLO
1,622,089	Series 2007-2A, Class D, 5.03%, 06/27/22	729,940
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, 4.12%, 04/18/21	388,920
	Primus CLO, Ltd.
1,889,756	Series 2007-2A, Class E, 5.28%, 07/15/21	831,492
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.84%, 04/27/21	530,000
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.87%, 04/17/21	1,040,000

	Total Asset-Backed Securities (Cost $21,981,684)	16,284,175

Corporate Notes and Bonds - 1.6%

CHEMICALS - 1.6%
	Lyondell Chemical Co.
6,019,197	11.00%, 05/01/18	6,688,832

	Total Corporate Notes and Bonds (Cost $6,250,041)	6,688,832

Claims (c) (e) (k) - 0.0%

RETAIL - 0.0%
	Home Interiors & Gifts, Inc.
28,851,468	Proof of Claims	346

	Total Claims (Cost $26,925,174)	346

Shares
Common Stocks (k) - 6.2%

BROADCASTING - 3.4%
152,363	Communications Corp. of America (b) (c)	—
7,205	Young Broadcasting, Inc. (b) (c)	14,386,584

		14,386,584

CHEMICALS - 0.3%
17,678	Lyondell Chemical Co., Class A	422,504
30,786	Lyondell Chemical Co., Class B	734,246
20,650	Panda Hereford Ethanol LP (c)	27,877

		1,184,627

ENERGY - 0.4%
427,210	Value Creation, Inc.	1,602,038

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Fund

Shares		Value ($)
Common Stocks (continued)

GAMING/LEISURE - 1.3%
11,036	LLV Holdco, LLC — Series A Membership Interest (b) (c)	4,291,575
193	LLV Holdco, LLC — Series B Membership Interest (b) (c)	635,165
811	LLV Holdco, LLC — Series C Membership Interest (b) (c)	—
1,116	LLV Holdco, LLC — Series D Membership Interest (b) (c)	—
1,247	LLV Holdco, LLC — Series E Membership Interest (b)	—
1,403	LLV Holdco, LLC — Series F Membership Interest (b) (c)	—
1,590	LLV Holdco, LLC — Series G Membership Interest (b) (c)	—
4	Nevada Land Group, LLC (c)	492,250

		5,418,990

HEALTHCARE - 0.2%
82,441	CCS Medical, Inc. (b)	906,851

HOUSING - 0.1%
880,996	Las Vegas Land Holdings, LLC	308,349
129,556	Sacher Funding Ltd.	—

		308,349

METALS/MINERALS - 0.4%
6,158	Euramax International, Inc. (c)	1,847,400

TRANSPORTATION — LAND TRANSPORTATION - 0.1%
10,048	SIRVA Worldwide, Inc. (c)	226,080

UTILITY - 0.0%
132,930	Entegra TC, LLC	63,142
3,178	GBGH, LLC (c)	—

		63,142

	Total Common Stocks (Cost $141,293,913)	25,944,061

Warrants - 0.0%

BROADCASTING - 0.0%
	Cerberus Bawag
452,860	Investors(Sacher Warrants) expires 05/14/14 (c)	—
6	Young Broadcasting, Inc. expires 12/24/24 (b) (c)	11,981
	Total Warrants (Cost $12,563)	11,981

Total Investments - 97.4%		410,174,969

(Cost of $690,738,363) (l)
Other Assets & Liabilities, Net - 2.6%		11,162,568

Net Assets - 100.0%		$421,337,537

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2010. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Affiliated issuer. See Notes to Investment Portfolio.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $70,315,087, or 16.7% of net assets, were fair valued as of September 30, 2010.

(d)	Senior Loan Notes have additional unfunded loan commitments. As of September 30, 2010, the Fund had unfunded loan commitments of $5,568,392, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitment
Broadstripe, LLC	$2,214,647
LLV Holdco, LLC	2,413,317
MGM Mirage, Inc.	390,683
SIRVA Worldwide, Inc.	549,745

$5,568,392

(e)	The issuer is, or is danger of being, in default of its payment obligation. Income is not being accrued.

(f)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(g)	Fixed rate senior loan.

(h)	Senior loan held on participation.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2010.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2010, these securities amounted to $16,284,175 or 3.9% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is $693,314,531.

Gross appreciation	$7,868,446
Gross depreciation	(291,008,008)

Net depreciation	$(283,139,562)

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Floating Rate Fund

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind
Forward foreign currency contracts outstanding as of September 30, 2010 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)*

Sell	EUR	12,694,000	02/03/11	$(524,672)
Sell	GBP	18,020,000	11/12/10	(1,976,369)
Sell	GBP	9,309,000	02/03/11	210,745

				$(2,290,296)

*	The primary risk exposure is foreign exchange contracts (See Notes to Investment Portfolio).
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Broadcasting	3.0%
Financial	2.7%
Diversified Media	2.1%
Retail	1.9%
Healthcare	1.7%
Consumer Durables	0.8%
Information Technology	0.5%
Telecommunications	0.5%
Food and Drug	0.4%

Total	13.6%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2010 (unaudited)	Highland Floating Rate Fund
Security Valuation
In computing the Highland Floating Rate Fund’s (the Fund”) net assets, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s Net Asset Value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse that guarantees the forwards against default. During the three months ended September 30, 2010, the open values of forward foreign currency contracts was EUR 12,694,000 and GBP 9,309,000 and the closed values was EUR 12,320,000 and GBP 9,748,600, respectively.
Fair Value Measurements:
Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2010 (unaudited)	Highland Floating Rate Fund
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2010 is as follows:

				Level 3
	Total Value at		Level 2	Significant
	September 30,	Level 1 Quoted	Significant	Unobservable
Investments in Securities	2010	Price	Input	Input
Common Stocks
Broadcasting	$14,386,584	$—	$—	$14,386,584
Chemicals	1,184,627	—	1,156,750	27,877
Energy	1,602,038	—	1,602,038	—
Gaming/Leisure	5,418,990	—	—	5,418,990
Healthcare	906,851	—	906,851	—
Housing	308,349	—	—	308,349
Metals/Minerals	1,847,400	—	—	1,847,400
Transportation —		—	—
Land	226,080			226,080
Utility	63,142	—	—	63,142
Warrants			—	—
Broadcasting	11,981	—	—	11,981
Debt			—	—
Senior Loans	361,245,574	—	251,861,790	109,383,784
Asset-Backed Securities	16,284,175	—	—	16,284,175
Corporate Debt	6,688,832	—	6,688,832	—
Claims	346	—	—	346

Total	$410,174,969	$—	$262,216,261	$147,958,708

Other Financial Instruments*
Assets
Foreign exchange contracts	$210,745	$—	$210,745	$—

Total	$410,385,714	$—	$262,427,006	$147,958,708

Liabilities
Foreign exchange contracts	$(2,501,041)	$—	$(2,501,041)	$—

Total	$(2,501,041)	$—	$(2,501,041)	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were classified as Level 3 as of September 30, 2010.
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable imputs) for the period ended September 30, 2010.

			Net
			Amortization		Net
Assets at Fair Value	Balance as	Transfers	(Accretion) of	Net Realized	Unrealized	Net	Balance as of
Using Unobservable	of June 30,	in/(out) of	Premium/	Gains/	Gains/	Purchases/	September
Inputs Level 3	2010	Level 3	(Discount)	(Losses)	(Losses)	(Sales)	30, 2010

Common Stocks

Broadcasting	$14,581,479	$—	$—	$—	(194,895)	$—	14,386,584
Chemicals	309,750	—	—	(71,043)	1,921	(212,751)	27,877
Energy	854,420	(1,602,038)	—	—	747,618		—
Gaming/Leisure	1,089,655	—	—	—	(111,476,192)	115,805,527	5,418,990
Housing	—	308,349	—	—	—	—	308,349
Metals/Mining	1,069,090	—	—	—	778,310	—	1,847,400
Transportation — Land Transportation	188,098	—	—	—	37,982	—	226,080
Utility	59,819	—	—	—	3,323	—	63,142
Warrants		—	—	—	—	—	—
Broadcasting	12,143	—	—	—	(162)	—	11,981
Debt		—	—	—	—	—	—
Senior Loans	123,501,784	762,344	22,845	(14,368,594)	124,391,953	(124,926,548)	109,383,784
Asset-Backed	15,511,479	—	—	—	772,696	—	16,284,175
Securities Claims	49,047	—	—		(48,701)		346

Total	$157,226,764	$(531,345)	$22,845	$(14,439,637)	$15,013,853	$(9,333,772)	$147,958,708

The net unrealized gains shown in the table above relate to investments that were held at September 30, 2010.

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2010 (unaudited)	Highland Floating Rate Fund
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended September 30, 2010, a net amount of $531,345 was transferred from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Affiliated Issuers and Transactions
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies as of September 30, 2010:

	Par Value at	Shares at	Market Value
	September 30,	September 30,	June 30,	September 30,
	2010	2010	2010	2010

CCS Medical, Inc. (Senior Loans)	$16,626,823	—	$14,891,057	$13,734,873
CCS Medical, Inc. (Common Stock)	—	82,441	2,184,687	906,851
ComCorp Broadcasting, Inc. (Senior Loans) *	2,989,118	—	2,557,191	2,626,538
Communications Corp of America (Common Stock)	—	152,363	—	—
LLV, Holdco, LLC (Senior Loans)	474,500	—	—	469,755
LLV, Holdco, LLC (Common Stock)	—	17,396	—	4,926,740
Young Broadcasting, Inc. (Senior Loans)	4,326,520	—	4,329,813	4,326,520
Young Broadcasting, Inc. (Common Stocks)	—	7,205	14,581,479	14,386,584
Young Broadcasting, Inc. (Warrants)	—	6	12,143	11,981

	$24,416,961	259,411	$38,556,370	41,389,842

*	Company is a wholly owned subsidiary of Communications Corp. of America.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Floating Rate Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)
Date 11/19/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 11/19/10

By (Signature and Title)*	/s/ Brian Mitts
Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)

Date 11/19/10

*	Print the name and title of each signing officer under his or her signature.